Other assets (Tables)	12 Months Ended
Dec. 31, 2022
Miscellaneous non-current assets [abstract]
Summary of other assets

	December 31, 2022	December 31, 2021

Long-term value added tax and other taxes recoverable	$55,394	$38,822
Prepaid forestry fees	1,403	1,824
Prepaid loan costs	1,487	2,020
Investment in marketable securities and debt securities	61,611	59,849
Other	170	1,508
	$120,065	$104,023